Acquisitions - Additional Information (Detail) $ in Thousands	12 Months Ended
	Sep. 30, 2020 USD ($) Business	Sep. 30, 2019 USD ($)
Business Acquisition [Line Items]
Business acquisition	$ 291,459
Number of businesses acquired | Business	3
TTS Wireless [Member]
Business Acquisition [Line Items]
Business acquisition		$ 64,963